Schedule of related party transactions (Details) (Parenthetical)	6 Months Ended					12 Months Ended
	Jun. 30, 2024 USD ($)		Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)		Dec. 31, 2023 SGD ($)
Ms. Rhonda Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 1,550		$ 2,100	$ 288	[1]
Mr. David Loh [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				11,000	[2]
Mr. David Loh One [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				511,040	[3]	$ 511,040
Ms. Rhonda Wong One [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	184		250
Ms. Race Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 3,520	[4]	$ 4,770

[1]	Ms. Rhonda Wong engaged the Company to handle curtain cleaning services in the six months ended June 30, 2023, and Ms. Rhonda Wong paid the service fee of S$288. In the six months ended June 30, 2024, Ms. Rhonda Wong paid the rental commission to the Company, being S$2,100 (US$1,550) for engaging the Company to look for a tenant.
[2]	Mr. David Loh engaged the Company to look for a tenant for a property and was completed during the six months ended June 30, 2023. Mr. David Loh paid a service fee of S$11,000 to the Company.
[3]	On February 25, 2022, the Company entered into a services agreement with subsequent various orders with Mr. Loh. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040.
[4]	Ms. Race Wong engaged the Company to provide house cleaning services and paid S$4,770 (US$3,520) for the service.